Provisions	6 Months Ended
Jul. 31, 2018
Provisions [abstract]
Provisions

13	Provisions

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
CURRENT
Lease contributions	423	412
Onerous contracts	49	264
Make good	921	430
	1,393	1,106

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
NON-CURRENT
Lease contributions	723	910
Make good	1,442	1,801
	2,165	2,711

	Lease contributions NZ $000’s	Onerous contracts NZ $000’s	Make good NZ $000’s	Total NZ $000’s
Opening balance at 1 February 2018	1,322	264	2,231	3,817
Additional provisions recognised	573	-	181	754
Unused amounts reversed	-	-	(68)	(68)
Unwinding of discounts	-	-	28	28
Amounts used during the year	(619)	(215)	-	(834)
Exchange differences	(130)	-	(9)	(139)
Balance at 31 July 2018	1,146	49	2,363	3,558

Opening balance at 1 July 2017	997	369	2,066	3,432
Additional provisions recognised	584	-	595	1,179
Unused amounts reversed	-	-	(662)	(662)
Unwinding of discounts	-	-	271	271
Amounts used during the year	(293)	(105)	(77)	(475)
Exchange differences	34	-	38	72
Balance at 31 January 2018	1,322	264	2,231	3,817

Make good

In accordance with certain lease agreements, the Group must refurbish and restore the lease premises to a condition agreed with the landlord at the end of the lease term or as prescribed. The provision has been calculated using a pre-tax discount rate of 2% (31 January 2018: 2%), and other market assumptions and re-assessed annually.